Changes in Accounting Policies - Summary of Change in Presentation Currency Resulted in Impact on the Year Ended, Consolidated Statements of Loss And Comprehensive Loss (Details)
$ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Statement Of Comprehensive Income Line Items
Net earnings (loss)	$ 32	$ (83)
Total comprehensive loss	$ 4	(77)
Previously Reported [Member]
Statement Of Comprehensive Income Line Items
Net earnings (loss)			$ (111)
Total comprehensive loss			$ (138)
Presentation Currency Change [Member]
Statement Of Comprehensive Income Line Items
Net earnings (loss)		28
Total comprehensive loss		$ 61